Fair Value Measurement - Assets Measured at Fair Value On A Non-recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairments	$ 0	$ 912,000,000	$ 18,000,000
Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairments		460,000,000
Property, plant and equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairments		302,000,000
Intangible assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairments		122,000,000
Other assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairments		28,000,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets	$ 0	173,000,000
Fair Value, Measurements, Nonrecurring | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		0
Fair Value, Measurements, Nonrecurring | Property, plant and equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		87,000,000
Fair Value, Measurements, Nonrecurring | Intangible assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		36,000,000
Fair Value, Measurements, Nonrecurring | Other assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		50,000,000
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		0
Fair Value, Measurements, Nonrecurring | Level 1 | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		0
Fair Value, Measurements, Nonrecurring | Level 1 | Property, plant and equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		0
Fair Value, Measurements, Nonrecurring | Level 1 | Intangible assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		0
Fair Value, Measurements, Nonrecurring | Level 1 | Other assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		0
Fair Value, Measurements, Nonrecurring | Level 2 | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		0
Fair Value, Measurements, Nonrecurring | Level 2 | Property, plant and equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		0
Fair Value, Measurements, Nonrecurring | Level 2 | Intangible assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		0
Fair Value, Measurements, Nonrecurring | Level 2 | Other assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		0
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		173,000,000
Fair Value, Measurements, Nonrecurring | Level 3 | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		0
Fair Value, Measurements, Nonrecurring | Level 3 | Property, plant and equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		87,000,000
Fair Value, Measurements, Nonrecurring | Level 3 | Intangible assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		36,000,000
Fair Value, Measurements, Nonrecurring | Level 3 | Other assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		$ 50,000,000